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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00825

American Growth Fund, Inc.
1636 Logan Street
Denver, Colorado 80203

303-626-0600
800-525-2406

Date of fiscal year end: 07/31/2014
Date of reporting period: 01/31/2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory,disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1 Reports to Stockholders
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(cover, photograph)

American Growth Fund, Inc.
Annual Report Series Two
For period ended July 31, 2013

                                                  Series Two Cover - Page 1
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Dear Shareholders:

	I am pleased to deliver to you the American Growth Fund Series Two Semi Annual Report for the six months ending January 31, 2014.

Investment Strategy
	We use a fundamental top down approach to manage your portfolio. First we look at the general economic outlook, then we look at the industries that we feel have the biggest growth potential in the current economy. From that, our objective is to choose the best companies in those industries. Many of the stocks in your portfolio are household names that you will easily recognize.

Performance Overview
	Your American Growth Fund Series Two Class E Shares delivered you a 5.52% return since July 31, 2013 through close of business on January 31, 2014. The Dow Jones Industrial Average posted a gain of 1.29% since July 31, 2013 through close of business on January 31, 2014 while the S&P 500 posted a gain of 5.75% since July 31, 2013 through close of business on January 31, 2014. Additional data, including long term performance data, can be found on page 18 of this report. Past performance is no guarantee of future results.

Manager's Discussion
	The American economy continues to improve, evidenced by the gross domestic product increase of 2.4% from the third quarter to the fourth quarter of 2013. This is according to the second estimate released by the Bureau of Economic Analysis1. Additionally, we have seen a decrease in unemployment to 6.7%2 as compared to the February 2013 rate of 7.7%2. This is an improvement of 13%. The Federal Reserve Bank continues to keep policy in place that will stimulate the growth of the economy. The markets have reacted positively to this news and are near record highs; a sign that the investment community is anticipating economic growth. There are still challenges ahead which may dampen our growth rate:

* the budget deficit
* leadership issues in our government
* the European debt crisis
* upcoming elections
* the global crisis in the Ukraine

	As we look at these indicators of how our economy is doing, we are bullish that we have seen the worst. It is my hope that we will see continued growth in the gross domestic product in the upcoming months. While there are still problems that need to be addressed and dealt with, we are confident that the economic issues that present themselves will be correctly managed by our government as well as those of other countries.
	We feel that problems in the global markets are being managed effectively; nevertheless, we are monitoring these areas closely. World economies, and how they are managed by the governments involved, will help to shape our economy in both the short and long term. I believe that the United States economy is not only recovering but may lead and outperform the overall world economy. There may be some short term corrections and adjustments in the overall economy yet to come and the markets may react. Accordingly, in the next 6 months, we may see the markets move to compensate for the world economic environment.
       The position of your portfolio should take advantage of the current economic outlook. Of course this may be adjusted as economic trends emerge. The top three Industry that have attributed the most to the Fund are:

* Internet Information Industry
* Chemical Specialty Industry
* Biotechnology Industry

	My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number, 800 525-2406 or, within Colorado, 303-626-0600.

American Growth Fund wishes you  A Good Future!

Sincerely,

/s/ Timothy Taggart
Timothy Taggart


1. http://bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm
2. http://data.bls.gov/timeseries/LNS14000000
                                                        Series Two - Page 2
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How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS
January 31, 2014 (unaudited)

	                                                             Market
Description of Security	                               Shares	      Value
-----------------------                                --------------------
COMMON STOCK

Diversified Machinery  11.02%
3 M Co. ...............................................1,000	  $ 128,190
     (Operates as a diversified technology company
     worldwide.)
Cummins, Inc. .........................................1,000	    126,980
     (Cummins Inc.  designs, manufactures, distributes
     and services diesel engines for the heavy-duty,
     medium-duty and light-duty truck, bus auto and
     industrial markets, electric-power-generation
     systems and engine-related component products.)             ----------
		                                                    255,170

Internet Information  7.65%
Google Inc.*...........................................150	    177,146
     (Maintains an index of Web sites and other online content for users, advertisers and Google network members and other content providers.)

Chemical (Specialty)  7.23%
New Market Corp. ......................................500	    167,430
     (Engages in the petroleum additives and real estate development businesses.)

Biotechnology  6.96%
Gilead Sciences Inc.* .................................2,000	    161,300
     (A biopharmaceutical company, engages in the discovery, development and commercialization of therapeutics for the treatment of life threatening diseases worldwide.)

Credit Services  6.61%
Credit Acceptance Corp.* ..............................1,100	    153,098
     (Provides auto loans to consumers primarily in the United States.)

Computer Software  6.54%
Microsoft. ............................................4,000	    151,400
     (Microsoft Corp. is the largest independent maker of software. It develops and sells software products for a wide range of computing devices.)

Drug  5.99%
Novo Nordisk...........................................3,500	    138,845
     (A healthcare company, engages in the discovery, development, manufacture and marketing of pharmaceuticals products in Denmark and internationally.)

*Non-income producing security
See accompanying notes to financial statements.

                                                        Series Two - Page 3
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How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (continued)
January 31, 2014 (unaudited)

	                                                             Market
Description of Security	                               Shares	      Value
-----------------------                                --------------------
COMMON STOCK (continued)

Auto  5.81%
Ford Motor Co. ........................................9,000	  $ 134,640
     (Primarily develops, manufactures, distributes and services vehicles and parts worldwide.)

Household Product  5.58%
Church & Dwight Co. ...................................2,000	    129,160
     (With its subsidiaries, develops, manufactures and markets a range of household, personal care and specialty products under various brand names in the United States and internationally.)

Jewelry Stores  5.39%
Tiffany & Co. .........................................1,500	    124,785
     (Through its subsidiaries, engages in the design, manufacture, and retail of fine jewelry worldwide.)

Telecom Equipment  4.81%
Qualcomm Inc. .........................................1,500	    111,330
     (Engages in the development, design, manufacture and marketing of digital wireless telecommunications products and services.)

Personal Computer  4.32%
Apple Inc.*............................................200	    100,120
     (With subsidiaries, designs, manufactures, and markets mobile communication and media devices, personal computers, and portable digital music players, sells related software, services, peripherals, networking solutions, and third-party digital content and applications worldwide.)

Beverage  4.15%
Diageo plc.............................................800	     96,040
     (Engages in producing, distilling, brewing, bottling, packaging, distributing, developing and marketing spirits, beer and wine products.)

Farm & Construction Machinery  4.08%
Deere & Co. ...........................................1,100	     94,556
     (Provides products and services primarily for agriculture and forestry worldwide.)

Restaurant  4.06%
YUM! Brands, Inc. .....................................1,400	     94,010
     (With its subsidiaries, operates as a quick service restaurant company in the United States and internationally.)

*Non-income producing security
See accompanying notes to financial statements.

                                                        Series Two - Page 4
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How American Growth Fund, Inc. Series Two
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (continued)
January 31, 2014 (unaudited)

	                                                             Market
Description of Security	                               Shares	      Value
-----------------------                                --------------------
COMMON STOCK (continued)

Retail Store  3.88%
Costco Wholesale ......................................800	   $ 89,888
     (The company operates wholesale-membership warehouses in the U.S. and internationally and sells merchandise directly from warehouses to a restricted membership.)

Petroleum (Producing)  3.46%
Apache Corp. ..........................................1,000	     80,260
     (With its subsidiaries, engages in the exploration, development and production of natural gas, crude oil and natural gas liquids.)

Integrated Petroleum  2.41%
Chevron Corp. .........................................500	     55,815
     (Engages in petroleum, chemicals, mining, power generation and energy operations worldwide.)



Total Common Stocks (cost $1,646,371) - 99.95%...................$2,314,993

Total Investments, at Market Value (cost $1,646,371)...99.95%     2,314,993
Other Assets, Less Liabilities..........................0.05%	      1,318
                                                      ---------------------
Net Assets ...........................................100.00%	 $2,316,311
                                                      ---------------------

*Non-income producing security
See accompanying notes to financial statements


                                                        Series Two - Page 5
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENT OF ASSETS AND LIABILITIES, January 31, 2014 (unaudited)


ASSETS:
Investments, at market value (cost $1,646,371)..................$ 2,314,993
Cash..................................................................5,146
Receivable for securities sold............................................-
Receivables:
   Dividends and interest ............................................2,404
                                                                -----------
Total assets......................................................2,322,543
LIABILITIES:	                                                -----------
12b-1 fees............................................................4,200
Management fee........................................................2,032
                                                                -----------
Total liabilities.....................................................6,232
                                                                -----------
NET ASSETS......................................................$ 2,316,311
COMPOSITION OF NET ASSETS:	                                ===========
Paid-in capital.................................................$ 1,871,848
Accumulated net investment loss.....................................(66,687)
Accumulated net realized loss......................................(157,471)
Net unrealized appreciation of investments..........................668,621
                                                                -----------
Net asset.......................................................$ 2,316,311
NET ASSET VALUE PER SHARE:	                                ===========
Class E Shares:
        Net asset value and redemption price per share (based
        on net assets of $1,589,566 and 148,524 shares of
        beneficial interest outstanding)	                     $10.70
        Maximum offering price per share (net asset value
        plus sales charge of 5.75% of offering price) 	             $11.35
Class F Shares:
	Net asset value, redemption price and offering price
	per share (based on net assets of $726,745 and 69,253
	shares of beneficial interest outstanding)	             $10.49

See accompanying notes to financial statements.

                                                        Series Two - Page 6
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED January 31, 2014 (unaudited)


INVESTMENT INCOME:
      Dividends (Net of $105 foreign withholding tax)..............$ 17,763
      Interest............................................................2
                                                                -----------
Total investment income..............................................17,765
	                                                        -----------
EXPENSES:
Investment advisory fees (Note 4)....................................12,035
Administration expenses (Note 4).....................................11,430
Transfer agent, shareholder servicing and data processing fees
   (Note 4)...........................................................1,919
Accounting Fees (Note 4).............................................17,661
Rent expense (Note 4).................................................6,718
Custodian fees .......................................................1,026
Professional fees....................................................19,442
Registration and filing fees(Note 1):...................................676
Shareholder reports.....................................................704
Distribution and service fees (Note 4):
      Class E.........................................................2,485
      Class F.........................................................3,751
Directors fees (Note 4)...............................................2,938
Other expenses........................................................3,667
                                                                -----------
Total expenses.......................................................84,452
                                                                -----------
Net investment Income (Loss)........................................(66,687)

REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized gain on investments.....................................66,007
Net change in unrealized appreciation on investments................125,975
                                                                -----------
Net gain on investments.............................................191,982
                                                                -----------
Net increase in net assets resulting from operations...............$125,295
                                                                ===========

See accompanying notes to financial statements.

                                                        Series Two - Page 7
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Financial Statements
AMERICAN GROWTH FUND, INC. SERIES TWO
STATEMENTS OF CHANGES IN NET ASSETS

                                               Six Months
                                                  Ended
                                               January 31,
                                                  2014         Year Ended
                                               (unaudited)    July 31, 2013
                                              -----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss..............................$(66,687) 	  $(94,356)
Net realized gain (loss) on investments............66,007	  (176,329)
Net change in unrealized appreciation/
   depreciation on investments....................125,975    	   593,621
                                              -----------------------------
Net increase (decrease) in net assets
   resulting from operations......................125,295	   322,936

BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease)  in net assets
resulting from beneficial interest
transactions (Note 2):
     Class E.....................................(220,023)	   (17,339)
     Class F......................................(27,635)	       (26)
                                              -----------------------------
Net change in net assets derived from
beneficial interest transactions.................(247,658)	   (17,365)
                                              -----------------------------
Total increase...................................(122,363)	   305,571
Net Assets - Beginning of year..................2,438,674	 2,133,103
                                              -----------------------------
Net Assets - End of year.......................$2,316,311	$2,438,674
                                              =============================

See accompanying notes to financial statements.
                                                        Series Two - Page 8
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Financial Highlights
AMERICAN GROWTH FUND, INC. SERIES TWO

				       Ended    Class E		For the period
				  Six Months    Year            February 23,
				       Ended    Ended            2011
				 January 31,    July 31,        (inception)
				 (unaudited)                    to July 31,
					2014	2013	2012	2011
Per Share Operating Data:             ---------------------------------
Net Asset Value,
   Beginning of Period................$10.14   $8.78   $9.43	$10.00
Income gain (loss) from investment    ---------------------------------
   operations:
Net investment loss....................(0.03)  (0.37)5 (0.40)    (0.16)
Net realized and unrealized gain
   (loss)...............................0.53	1.73   (0.25)    (0.41)
                                      ---------------------------------
Total income gain (loss) from
   investment operations................0.56	1.36   (0.65)	 (0.57)
                                      ---------------------------------
Net Asset Value, End of Period........$10.70  $10.14   $8.78     $9.43
                                      ---------------------------------
Total Return at Net Asset Value1........5.52%  15.49%  (6.89)%	 (5.70)%4
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands).........................$1,590   1,721  $1,508    $1,392
Ratio to average net assets:          ---------------------------------
Net investment loss...................(5.33)%3 (3.92)%(4.74)%   (5.25)%3
Expenses................................6.80%3	 6.04%	6.38%	  6.30%3
Portfolio Turnover Rate2...................4%4	   25%    21%	     9%4


				       Ended    Class F		For the period
				  Six Months    Year            February 23,
				       Ended    Ended            2011
				 January 31,    July 31,        (inception)
				 (unaudited)                    to July 31,
					2014	2013	2012	2011
Per Share Operating Data:             ---------------------------------
Net Asset Value,
   Beginning of Period.................$9.98   $8.70   $9.40    $10.00
Income gain (loss) from investment    ---------------------------------
   operations:
Net investment loss....................(0.13)  (0.43)5 (0.46)    (0.18)
Net realized and unrealized gain
   (loss)...............................0.38	1.71   (0.24)	 (0.42)
Total income gain (loss) from         ---------------------------------
   investment operations................0.25	1.28   (0.70)	 (0.60)
                                      ---------------------------------
Net Asset Value, End of Period........$10.49   $9.98   $8.70	 $9.40
                                      ---------------------------------
Total Return at Net Asset Value1.......5.11%  14.71% (7.45)%   (6.00)%4
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands)..........................$727*5	$718    $625      $558
Ratio to average net assets:	      ---------------------------------
Net investment loss..................(6.03)%3  (4.62)% (5.48)%	 (5.80)%3
Expenses...............................7.50%3	 6.74%	 7.14%	   6.84%3
Portfolio Turnover Rate2..................4%4	   25%	   21%	      9%4


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) from the period ended January 31, 2014, aggregated $98,061 and $241,034, respectively.
3. Annualized.
4. Not annualized.
5. Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.
                                                        Series Two - Page 9
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Notes to Financial Statements
American Growth Fund, Inc. Series Two  (unaudited)

1.  Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class E and Class F shares. Class E has a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75%. Purchases of Class E shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. Class F has a maximum deferred sales charge as a percentage of original purchase price or redemption proceeds, whichever is lower, of 1% for the first year. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Investment Valuation - Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the open tax year 2011-2012 and expected to be taken in the Fund's 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Securities Valuations - As described in note 1, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

                                                       Series Two - Page 10
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Notes to Financial Statements
American Growth Fund, Inc.  Series Two (unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Equity		Level 1	 	Level 2		Level 3		Total
Common Stock	$ 2,314,993	0		0		$ 2,314,993

The industry classifications of Level 1 investments are included in the Statement of Investments.
There were no transfers in to or out of Level 1 or Level 2 for the period ended January, 31, 2014. Transferred are recognized at the end of the reporting period.

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
		              Six Months Ended
			      January 31, 2013             Year Ended
			        (unaudited)              July 31, 2012
	                     Shares     Amount	       Shares     Amount
---------------------------------------------------------------------------
Class E:
Sold			         18	    $ 179	15,267	  $ 148,256
Dividends and distributions
   reinvested	                  -             -            -            -
Redeemed	            (21,151)	 (220,202)     (17,370)	   (165,595)
                            -----------------------------------------------
Net decrease (increase)     (21,133)	$(220,023)    	(2,103)	   $(17,339)
===========================================================================
Class F:
Sold	                         29	     $300	   569	     $5,513
Dividends and distributions
   reinvested                     -             -            -            -
Redeemed	             (2,688)	  (27,935)	  (558)	     (5,539)
                            -----------------------------------------------
Net (decrease) increase	     (2,659)	 $(27,635)     	    11	       $(26)
===========================================================================

3. Underwriting, Investment Advisory Contracts, Service Fees and Other Related Parties
Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

In June of 2013 IRC underwent a change of ownership. The Board of Directors of the Fund was kept fully informed during this change of ownership and in August of 2013 approved a new Investment Advisory Agreement, which is discussed in more detail later in this Annual Report.

Class F shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class E shares are subject to annual service and distribution fees no greater than 0.30% of average daily net assets, respectively.
For the six months ended January 31, 2014 commissions and sales charges paid by investors on the purchase of Fund shares totaled $479 of which $0 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/ dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by WCB on sales of the Fund's Class F shares totaled $300.

                                                       Series Two - Page 11
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Notes to Financial Statements
American Growth Fund, Inc.  Series Two (unaudited)

For the six months ended January 31, 2014, WCB received contingent the
Fund's Class F shares totaled $0. For the six months ended January 31, 2014, WCB received contingent deferred sales charges of $0 upon redemption of
Class F shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares. No payments were made by the Fund to WCB for brokerage commission on securities transactions.
Certain officers of the Fund are also officers of WCB and IRC. For six months ended January 31, 2014, the Fund paid directors' fees and expenses of $2,938. For the six months ended January 31, 2014, under an agreement with IRC, the Fund was charged $11,430 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $6,718 by an affiliated company of IRC for the rental of office space.
Commonwealth Fund Accounting, Inc., an indirect wholly-owned subsidiary of Commonwealth Shareholder Services, Inc., serves as the Fund's fund accountant and, in that capacity, performs daily pricing and various other accounting services for the Fund. Commonwealth Fund Services, Inc., also an indirect wholly-owned subsidiary of Commonwealth Shareholder Services, Inc., serves
as the Fund's transfer agent and dividend disbursing agent.   For the six
months ended January 31, 2014, the Fund incurred $17,661 and $1,919 in accounting and transfer agent fees, respectively. A Director of the Fund serves as Treasurer and Director of Commonwealth Shareholder Services, Inc.

4.  Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.
As of July 31, 2013 the components of distributable losses on a tax-basis were as follows:

	Unrealized appreciation          542,646
	Post October loss	    	(143,211)
	Capital loss carryforward	 (80,267)
	                                --------
			                 319,168
			                ========

As of July 31, 2013, the Fund had capital loss carryforwards of $80,267 which do not expire. These capital loss carryforwards retain their original character of $47,872 short term loss and $32,395 long term loss.

5.  Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

                                                       Series Two - Page 12
---------------------------------------------------------------------------

Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class E shares or contingent deferred sales charges ("CDSC") with respect to Class F shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on August 01, 2013 and held for the six months ended January 31, 2014.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the year".

For the six months ended January 31, 2014

		Actual
		Total Return
		Without		Beginning	Ending		Expenses
		Sales		Account		Account		Paid During
		Charges(1)	Value		Value	     	The Year(2)
Class E		5.52%		$1,000.00	$1,019.01	$36.19
Class F		5.11%		$1,000.00	$1,011.35	$39.75
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class E shares or the applicable Contingent Deferred Sales Charges ("CDSC") with respect to Class F Shares. Total return is annualized.
(2) Expenses are equal to the annualized expense ratio of 6.80% and 7.50% for the Fund's Class E and F shares, respectively, multiplied by the average account value over the year.

Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class F shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

For the twelve months ended January 31, 2014

           Hypothetical
           Annualized	Beginning       Ending        	Expenses
           Total	Account         Account      	Paid During
           Return     	Value           Value      	The year(1)
Class E	   5.00%	$1,000.00	$990.05		$35.16
Class F	   5.00%	$1,000.00	$986.43		$38.77
(1) Expenses are annualized expense ratio of 6.07% and 6.75% for the Fund's Class E and F shares, respectively, multiplied by the average account value over the year.

                                                       Series Two - Page 13
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Allocation of Portfolio Assets
(Calculated as a percentage of Net Assets)
January 31, 2014
	Sector Breakdown

	Diversified Machinery			 11.02%
	Internet Information			  7.65%
	Chemical (Specialty)			  7.23%
	Biotechnology				  6.96%
	Credit Services				  6.61%
	Computer Software			  6.54%
	Drug					  5.99%
	Automotive				  5.81%
	Household Product			  5.58%
	Jewelry Stores				  5.39%
	Telecom Equipment			  4.81%
	Personal Computer			  4.32%
	Beverage				  4.15%
	Farm & Construction Machinery		  4.08%
	Restaurant				  4.06%
	Retail Store			  	  3.88%
	Petroleum (Producing)			  3.46%
	Integrated Petroleum			  2.41%
	-----------------------------------------------
	Investments - Common Stocks		 99.95%
	Cash and Receivables, less Liabilities	  0.05%
	-----------------------------------------------
	Total Net Assets		        100.00%
	===============================================

NOTICE TO SHAREHOLDERS at July 31, 2013 (Unaudited)
How to Obtain a Copy of the Fund's Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SEC's website at http://www.sec.gov.

How to Obtain a Copy of the Fund's Proxy Voting Records for the 12-Month
Period
Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The
Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's Form N-Q is also available by calling 1-800-525-2406.

                                                       Series Two - Page 14
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INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
The day-to-day operations of the Fund are managed by its officers subject to the overall supervision and control of the board of directors. The Fund's Audit Committee meets quarterly and is responsible for reviewing the financial statements of the Fund.
The following information about the interested directors2 of the Fund includes their principal occupations for the past five years:
Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director for the Past Five Years
---------
Timothy E. Taggart, 1636 Logan Street, Denver, CO, DOB: October 18, 1953 President, Director and Treasurer
Since April 2004
Principal financial and accounting officer, employee of Adviser since 1983.
   See below for affiliation with Distributor.
2
Director of World Capital Brokerage, Inc. and Investment Research Corporation
---------
John Pasco III, 8730 Stony Point Parkway, Suite 205, Richmond, VA, DOB: April
   10, 1945
Director and Audit Committee Member
Since December 2006
Mr. Pasco is Treasurer of Commonwealth Shareholder Services, Inc., a mutual fund administrator; President of First Dominion Capital Corp., a Broker Dealer; President of Fund Services, Inc., a transfer and disbursing agent; President and Treasurer of Commonwealth Capital Management, Inc., a Registered Investment Adviser; President of Commonwealth Capital Management, LLC, a Registered Investment Advisor; President of Commonwealth Fund Accounting, Inc.; and President and Director of The World Insurance Trust, a registered investment company.
2
Director of Commonwealth Shareholder Services, Inc., Director of First Dominion Capital Corp., Director of Fund Services, Inc., Director of Commonwealth Fund Accounting, Inc.
---------
                                                       Series Two - Page 15
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Gerald Opalinski (60), 3465 Route 130 N, Harrison City, PA
Director
Since August 2013
Owner of Opal Financial Services. See below for affiliation with Distributor.
2
Director of Manor Bank
---------

The following information about the non-interested directors, officers and advisors of the Fund includes their principal occupations for the past five years:

Name, Address, and Age
Position(s) Held with Fund
Term of Office1 and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Portfolios in Fund Complex Overseen by Director
Other Directorships Held by Director for the Past Five Years
----------
Eddie R. Bush, 1400 W. 122nd Ave., Suite 100, Westminster, CO, DOB: December
   31, 1939
Director and Audit Committee Member (financial expert)
Since September 1987
Certified Public Accountant
2
None
----------
Harold Rosen, 1 Middle Road, Englewood, CO, DOB: July 4, 1927
Director
Since December 1995
Owner of Bi-Rite Furniture Stores.
2
None
----------
Dr. Brian Brody*, 6901 S. Pierce St. Suite #100M, Littleton, CO, DOB:
   September 23, 1952
Director
Since June 2008
Doctor of Professional Psychology
2
None
----------
Mark Bomber, 1011 S. Valentia Street #91, Denver, CO, DOB: October 18, 1964 Director
Since August 2013
United Airlines Flight Officer
2
None
----------
Darrell E. Bush, 2714 West 118th Ave, Westminster, CO, DOB: February 19, 1971 Director
Since September 2013
Accountant
2
None
----------
Michael L. Gaughan, 2001 Avenue D, Scottsbluff, NE, DOB: November 29, 1967 Chief Compliance Officer and Secretary
Since September 2004
Employee of the Fund since 1995.
N/A
World Capital Brokerage, Inc. and Investment Research Corporation
----------
Patricia A. Blum (54), 1636 Logan Street, Denver, CO, DOB: June 27, 1959
Vice President
Since June 2013
Employee of the Fund since 2001.
N/A
World Capital Brokerage, Inc.
----------
1. Trustees and officers of the fund serve until their resignation, removal or retirement.
2. Timothy Taggart, John Pasco III and Gerald Oplainski are "interested persons" of the Fund as defined by the Investment Company Act of 1940 because of the following position which they hold.

Timothy Taggart is the sole shareholder, president and a director of Investment Research Corporation. He is also president and a director of World Capital Brokerage, Inc., the Distributor.
John Pasco III is the Treasurer and a Director of Commonwealth Shareholder Services, Inc., the Fund's administrator. President and Director of Fund Services, Inc., the Fund's transfer agent, and President and Director of

                                                       Series Two - Page 16
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Commonwealth Fund Accounting, Inc., the Fund's accounting service agent. Gerald Opalinski is a registered representative of World Capital Brokerage, Inc.
None of the above named persons received any retirement benefits or other form of deferred compensation from the Fund. There are no other funds that together with the Fund constitute a Fund Complex.
The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.


At a meeting held on August 8, 2013, the board of trustees (the "Board") considered and approved the continuance of the investment advisory agreement (the "Advisory Agreement") with Investment Research Corp. (the "Advisor") pertaining to the American Growth Fund (the "Fund") for a period ended August 8, 2013. The Board also elected Timothy E. Taggart to the position of President. Prior to the meeting, the Board had requested detailed information from the Advisor regarding the Fund.
This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board noted the ongoing Advisor's commitment to responsible Fund growth. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor 's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Fund and the Advisor, as well as the Board's knowledge of the Advisor's operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.
2.	The Fund's historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, in comparison to the Standard and Poors 500 and in comparison to its peers. Series One has been performing well against the other funds as well as the S&P 500 index in one and five year charts. Series Two shows slower results but as you can see by the charts, still tracks well with the comparison companies or the S&P 500.
3.	The costs of the services to be provided by the Advisor and the structure of the Advisor's fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board held a discussion and concluded that based on past performance and the Advisor's commitment to the betterment of the Fund that the fees and expenses associated with the Advisor were acceptable.
It was also noted that the Fund's advisory fees were at an acceptable level. The Board concluded that the advisory fees paid to the Advisor were fair and reasonable in light of comparative performance and expenses.
4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow and the Fund's expense ratio begins to show signs of reduction.
The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.
5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board considered the 12b-1 fees paid to the Advisor and to affiliates for the sale and distribution of shares and shareholder service fees paid to the advisor and underwriter as well as other fees paid to affiliates. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory
Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement. The Board based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                                                       Series Two - Page 17
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HYPOTHETICAL PERFORMANCE CHARTS (unaudited)
The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Value Line Composite Index. Returns reflect a sales load for Class E while Class F is without a sales load. Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.

		American Growth 	S&P 500 Composite
Period End	Fund Series Two E	Price Index
2/28/2011	9423.39			10000
1/31/2012	8444.86			9888.38
1/31/2013	8982.09			11287.55
1/31/2014	10084.83		13430.94


American Growth Fund Returns
On 2/23/2011, the Fund introduced a new Series consisting of Class E and Class F shares. Class E shares are subject to a maximum front-end sales charge of 5.75%, Class F shares are subject to a maximum contingent deferred sales charge of 5%. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class E shares and 1% of its average daily net assets of its Class F shares. The total annual fund operating expense ratios for Class E is 6.38% and for Class F is 7.14%. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 07/31/2012.
For current month-end performance figures please call 1-800-525-2406.

Series Two		One Year	Since Inception (February 23, 2011)
Class E without load	12.28%		2.35%
Class E with load*	5.84%		0.29%
Class F without load	11.48%		1.66%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

                                                       Series Two - Page 18
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TRANSFER AGENT: Fund Services, Inc., 8730 Stony Point Parkway, Stony Point Bldg. III - Suite # 205, Richmond, Va. 23235
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400, Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, 1999 Broadway, Suite 3150, Denver, CO 80202 UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 1636 Logan Street, Denver, CO 80203

OFFICERS AND DIRECTORS
Timothy E. Taggart 	President and Director
Eddie R. Bush 		Director
Harold Rosen 		Director
John Pasco III 		Director
Dr. Brian Brody 	Director
Mark Bomber 		Director
Gerald Opalinski 	Director
Darrell E. Bush 	Director
Patricia A. Blum 	Vice President
Michael L. Gaughan 	Chief Compliance Officer and Secretary

INVESTMENT ADVISORS
Investment Research Corporation
1636 Logan Street
Denver, CO 80203
OFFICERS AND DIRECTORS
Timothy E Taggart 	President, Treasurer, and Director
Michael L. Gaughan 	Vice President, Secretary and Director
Patricia A. Blum 	Vice President

9/2013
                                                       Series Two - Page 19
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Item 2 Code of Ethics
---------------------------------------------------------------------------
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(a) American Growth Fund, Inc. has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. American Growth Fund, Inc. will provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. by calling 800-525-2406, on the internet at www.americangrowthfund.com or by writing to:

American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203

(b) The Code of Ethics for American Growth Fund is as follows:

AMERICAN GROWTH FUND, INC.
CODE OF ETHICS

American Growth Fund, Inc.&acute;s code of ethics statement of general principles are listed below, and all advisory and access persons are expected to adhere to them at all times.
1.	All advisory and access persons have a duty at all times to place the interests of shareholders first.
2.	All personal securities transactions are to be conducted consistent with the code of ethics and in such a manner as to avoid any actual or potential conflict of interest or any abuse of any individual&acute;s position of trust and responsibility; and
3.	No advisory or access person will take inappropriate advantage of their position.

A.  "Definitions"
1.	"Fund" means American Growth Fund, Inc.
2.	"Access person" means officer, or advisory person of the Fund.
3.	"Advisory person" means (a) any employee of the Fund or of any company in a control relationship to the Fund, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (b) any natural person in a control relationship to the Fund who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security. A person does not become an "advisory person" simply by virtue of the following: (i) normally assisting in the reports, but not receiving information about current recommendations or trading; or (ii) a single instance of obtaining knowledge of current recommendations or trading activity, or infrequently and inadvertently obtaining such knowledge.
4.	A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and is being acted upon.
5.	"Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of
Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.
6.	"Control" shall have the same meaning as that set forth in Section
2(a)(9) of the Investment Company Act of 1940.
7.	"Purchase or sale of a security" includes, inter alia, the purchase or sale of an instrument defined below as a security and the writing of an option to purchase or sell a security.
8.	"Security" shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States, short term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act, bankers&acute; acceptances, bank certificates of deposit, commercial paper, and such other money market instruments as designated by the Board of Directors for the Fund.
9.	"Security held or to be acquired" by the Fund means any security as defined herein which within the most recent 15 days, (i) is or has been held by the Fund, or (ii) is being or has been considered by the Fund for purchase by the Fund.
B.	Applicability of Restrictions and Procedures
American Growth Fund, Inc. applies the code of ethics equally to all access persons. The only exempted transactions are:
1.	Purchases which are part of an automatic dividend reinvestment plan.
2.	Purchases or sales which receive the prior approval of the Board of
Directors for the Fund or the CCO because:  (i) the potential harm to the
Fund is remote; (ii) because they would be very unlikely to affect a highly institutional market, or (iii) because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.
C.	Substantive Restrictions on Personal Investing Activities
The following restrictions apply to all access persons:
1.	Initial Public Offerings.   All access persons are prohibited from
acquiring any securities in an initial public offering without receiving written prior approval from the Chief Compliance Officer.
2.	Private Placements.  All access persons must have, written, prior approval of any acquisition of securities in a private placement. This prior approval must take into account, among other factors, whether the investment opportunity should be reserved for an investment company and its shareholders, and whether the opportunity is being offered to the individual by virtue of his or her position with the Fund.  Anyone authorized to acquire securities in a private placement will be required to disclose that investment if or when they play a part in any subsequent considerations of an investment in the issuer. In such a circumstance, the investment company&acute;s decision to purchase securities of the issuer would be subject to an independent review by investment personnel with no personal interest in the issuer.
3.	Blackout Periods.  All access persons are prohibited from executing a securities transaction on a day during which the Fund has a pending "buy"
or "sell" order in that same security until that order is executed or withdrawn. In addition, the portfolio manager is prohibited from buying or selling a security within at least seven calendar days before and after the Fund trades in that security. Any such trades generally will be unwound or, if that is impractical, all profits from the trading will be disgorged to the appropriate investment company (or, alternatively, to a charitable organization).
4.	Ban on Short-Term Trading Profits.  In addition to the blackout periods described above, all access persons, absent permission to engage in short term trading, are prohibited from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days unless prior written approval is obtained from the Chief Compliance Officer ("CCO"). Any profits realized on such short-term, non CCO approved trades will be required to be disgorged.
5.	Gifts.  All access persons are prohibited from receiving any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. Prior written approval for any gift must be obtained from the Fund.
6.	Service as a Director.  All access persons are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of the Fund and its shareholders. In the relatively small number of instances in which board service is authorized, persons serving as directors should be isolated from those making investment decision concerning the companies or company as which they serve as a director through "Chinese Wall" or other procedures.
D.	Compliance Procedures.
The following compliance procedures have been adopted in order to assure that the above restrictions are complied with by all access persons:
1.	Preclearance.  All access persons excluding the dis-interested board of directors must "preclear" all personal securities investments. Written approval must be obtained from the designated officer of the Fund prior to the order being executed.
2.	Records of Securities Transactions.  All access persons must direct their brokers to supply to a designated compliance official, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts.
3.	Post-Trade Monitoring.  We will from time to time monitor personal investment activity by access persons after pre-clearance has been granted.
4.	Disclosure of Personal Holdings.  All access persons are required to disclose all personal securities holdings upon commencement of employment and thereafter on a quarterly basis.
5.	Certification of Compliance With Codes of Ethics.  All access persons are required to certify annually that they have read and understand the code of ethics and recognize that they are subject thereto.  Further, all access persons are required to certify annually that they have complied with the requirements of the code of ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the code.
6.	Quarterly Transaction Reports. All access persons are required to submit on a quarterly basis a dated Quarterly Transaction Report as provided by the Fund. Access persons are required to disclose all security transactions in detail including; transaction type, trade date, price, name of security, number of shares, name of broker and the dollar amount of transaction. Access persons must also provide copies of all statements for all accounts held regardless of whether there was a transaction in that quarter reported.
7.	Review by The Board of Directors.  The Fund&acute;s management will prepare an annual report to the board of directors that, at a minimum  ---
a.	Summarizes existing procedures concerning personal investing and any changes in the procedures made during the past year;
b.	Identifies any violations requiring significant remedial action during the past year; and
c.	Identifies any recommended changes in existing restrictions or procedures based upon the Fund&acute;s experience under its code of ethics, evolving industry practices, or developments in applicable laws or regulations.
E.	Sanctions
Upon discovering a violation of this Code, the Board of Directors or CCO may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.
F.	Review Process
All monthly reports will be reconciled back to their pre-approved list by a non-interested person. The CCO will perform an additional review.

(c) All access persons can now purchase Initial Public Offerings for any securities with prior writen approval from the Chief Compliance Officer.

(d)     No waivers were granted.

(e)     N/A

(f)     Included in the report N-CSR.

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Item 3 Audit Committee Financial Expert
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a)	Ed Bush serves as a non-independent audit committee financial
	expert for American Growth Fund, Inc.'s Audit Committee. Ed Bush is a CPA with a private practice.

---------------------------------------------------------------------------
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Item 4 Principal Accountant Fees and Services
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a)     Audit Fees
        The fee for the audit by Tait, Weller & Baker LLP. for the fiscal year ended July 31, 2012 was $29,600. Actual expenses for the audit conducted by Tait, Weller & Baker, LLP for fiscal year ended July 31, 2013 totaled $32,850.

        Tait, Weller & Baker LLP. provided tax services to the Fund.

(b)     No other fees were paid to Tait, Weller & Baker LLP.

(c)     No other fees were paid to Tait, Weller & Baker LLP.

(d)     No other fees were paid to Tait, Weller & Baker LLP.

(e)(1) 	Audit Committees Pre-Approval Policies and Procedures
	The Audit Committee has not adopted pre-approval policies and procedures. The Audit Committee approves the engagement of the American Growth Fund, Inc.&acute;s accountant to render audit or non-audit services before the accountant is engaged by American Growth Fund,Inc. All services provided to American Growth Fund Inc. during 2012 and 2013 were pre-approved by the audit committee.

(e)(2)  No Items were approved by the Audit Committee.

(f)	All services were performed by the principal accounts full time,
	permanent employees.

(g) All services were performed by the principal accounts full time, permanent employees.

(h)	None.

---------------------------------------------------------------------------
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Item 5 Audit Committee of Listed Registrants
---------------------------------------------------------------------------
---------------------------------------------------------------------------


(a)     American Growth Fund, Inc. Audit Committee:
        Ed Bush - CPA with a private practice (Financial Expert)
        Dr. Brian Brody - Doctor of Professional Psychology

(b)	N/A

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Item 6 Schedule of Investments
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Included in the before presented Annual Report.

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Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
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n/a
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Item 8 Portfolio Managers of Closed-End Management Investment Companies.
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n/a
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Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases
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n/a
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Item 10 Submission of Matters to a Vote of Security Holders
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None.
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Item 11 Controls and Procedures
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(a) The registrants principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant&acute;s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1940 is recorded, processed, summarized and reported within the time periods specified in the Commissions rules and forms.

(b)	There were no changes in the Fund&acute;s internal controls over
	fiscal reporting.

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Item 12 Exhibits
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30a-2(a) certification taggart
30a-2(a) certification gaughan
906 certification
Code of Ethics 2013
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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ______________________________________________________________

By (Signature and Title)*__________________________________________________

Date________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)* /s/ Timothy Taggart, President

                          Date 03/28/2014




By (Signature and Title)* /s/ Michael L. Gaughan, Corporate Secretary

			  Date 03/28/2014

* Print the name and title of each signing officer under his or her signature.